Loans and Borrowings	6 Months Ended
Jun. 30, 2024
Borrowings [abstract]
Loans and Borrowings
7
Loans and borrowings

	June 30, 2024	December 31, 2023
(in $ millions)	$	$
Non-current
Bank loans	91	88
Term loan	—	456
Lease liabilities	118	124
	209	668
Current
Bank loans	55	67
Term loan	—	20
Lease liabilities	31	38
	86	125

A significant portion of the bank loans are secured by the Group’s motor vehicles with a carrying amount of $289 million (2023: $294 million).

Terms and debt repayment schedule

Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
				$
Bank loans	SGD	1.5% to 2.1%	2024-2029	98
Bank loans	MYR	2.1% to 3.6%	2024-2028	*
Bank loans	MYR	COF** -2.0% to +1.3%	2024-2028	10
Bank loans	IDR	9.5%	2024-2028	7
Bank loans	THB	COF** + 7.0% p.a.	2024-2025	31
Lease liabilities	Multiple	4.1% to 12.5%	2024-2037	149
				295

* Amount less than $1 million

**cost of funds – which are variable rates specific to country and/or financial institutions